Liability Related to the Sale of Future Royalties (Details Narrative) £ in Thousands									2 Months Ended		3 Months Ended	12 Months Ended
	Dec. 15, 2022 USD ($)	Dec. 15, 2022 GBP (£)	Feb. 11, 2022 USD ($) shares	Feb. 11, 2022 GBP (£) shares	Sep. 10, 2021 USD ($)	Oct. 20, 2020 USD ($)	Oct. 20, 2020 GBP (£)	Jun. 03, 2020	Dec. 31, 2021 USD ($)	[1],[2]	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 15, 2022 GBP (£)	Oct. 31, 2022 shares
Sale of Private Placement Units, net of offering costs									$ 25,000		$ 7,520,350	$ 7,520,350
Conduit Pharmaceuticals Limited [Member]
Percentage of royalty expenses								30.00%
Funding amount												300,000
Sale of Private Placement Units, net of offering costs	$ 3,900,000	£ 3,250
Total consideration			$ 1,400,000	£ 1,200
Shares issued | shares			22,000,000.0	22,000,000.0													22,000,000.0
Deferred revenue												$ 1,400,000
Option fee	$ 100,000															£ 100
Conduit Pharmaceuticals Limited [Member] | Common Stock [Member]
Stock issued during period, shares, new issues | shares												1,000
Sale of Private Placement Units, net of offering costs
Conduit Pharmaceuticals Limited [Member] | Vela Agreement [Member]
Percentage of future revenue earned						8.00%	8.00%
Total consideration						$ 2,900,000	£ 2,350
Stock issued during period, value, acquisitions					$ 1,300,000	1,100,000,000
Stock issued during period, shares, new issues | shares			25.0	25.0									1,100,000,000
Equity securities fair value													$ 1,300,000
Sale of Private Placement Units, net of offering costs													1,200,000,000
Loss on sale of investment													76,000
Placement fees													$ 300,000
Conduit Pharmaceuticals Limited [Member] | Vela Agreement [Member] | Common Stock [Member]
Stock issued during period, shares, new issues | shares													1,100,000,000
Conduit Pharmaceuticals Limited [Member] | Vela Agreement [Member] | Vela Technologies PLC [Member]
Cash consideration						$ 1,600,000	£ 1,250							$ 1,600,000	£ 1,250

[1]	Includes an aggregate of up to 431,250 shares of Common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. The underwriters exercised the over-allotment option in full on February 7, 2022. As such, the Class B common stock is no longer subject to forfeiture (see Notes 5 and 6).
[2]	On January 26, 2022, the Sponsor surrendered and forfeited 1,006,250 founder shares for no consideration following which the Sponsor holds 3,306,250 founder shares. All share amounts have been retroactively restated to reflect this surrender (see Note 5).